JPMorgan SmartRetirement® Blend Income Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.0%
Fixed Income — 18.9%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,310	74,643
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,077	12,880
JPMorgan High Yield Fund Class R6 Shares (a)	7,322	47,303
Total Fixed Income		134,826
International Equity — 1.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	782	13,204
U.S. Equity — 21.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,810	152,419
Total Investment Companies (Cost $236,263)		300,449
Exchange-Traded Funds — 22.0%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	61	5,784
Fixed Income — 5.0%
JPMorgan Inflation Managed Bond ETF (a)	745	35,851
International Equity — 11.8%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	251	13,205
JPMorgan BetaBuilders International Equity ETF (a)	1,153	70,928
Total International Equity		84,133
U.S. Equity — 4.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	223	20,040
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	183	11,090
Total U.S. Equity		31,130
Total Exchange-Traded Funds (Cost $132,805)		156,898
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 9.6%
U.S. Treasury Bonds
1.13%, 8/15/2040	528	331
2.38%, 2/15/2042	1,140	846
3.25%, 5/15/2042	845	714
3.38%, 8/15/2042	900	771
3.13%, 2/15/2043	3,035	2,491
3.88%, 2/15/2043	4,045	3,702
3.88%, 5/15/2043	110	100
3.63%, 8/15/2043	210	185
4.13%, 8/15/2044	2,740	2,567
1.38%, 8/15/2050	5,210	2,655
1.88%, 2/15/2051	343	199
2.25%, 2/15/2052	999	630
3.63%, 2/15/2053	3,125	2,632
4.50%, 11/15/2054	130	128

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
4.00%, 12/15/2025 (b)	220	220
4.25%, 11/30/2026 (b)	915	919
4.13%, 2/28/2027	3,695	3,709
3.13%, 8/31/2027	1,445	1,419
3.88%, 12/31/2027	405	405
3.63%, 3/31/2028	4,715	4,681
1.88%, 2/28/2029	954	884
2.88%, 4/30/2029	6,272	6,026
3.13%, 8/31/2029	1,600	1,548
4.25%, 1/31/2030	5,650	5,722
3.63%, 3/31/2030	6,875	6,769
4.13%, 2/29/2032	7,535	7,555
3.50%, 2/15/2033	260	249
3.88%, 8/15/2033	1,160	1,137
4.00%, 2/15/2034	1,485	1,465
4.25%, 11/15/2034	5,710	5,727
U.S. Treasury STRIPS Bonds
1.07%, 8/15/2026 (c)	1,015	962
1.20%, 5/15/2027 (c)	1,035	952
Total U.S. Treasury Obligations (Cost $69,734)		68,300
Corporate Bonds — 7.8%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	21	21
2.20%, 2/4/2026	15	15
2.70%, 2/1/2027	765	738
6.53%, 5/1/2034	75	80
L3Harris Technologies, Inc.
5.25%, 6/1/2031	90	92
5.40%, 7/31/2033	78	79
Northrop Grumman Corp.
5.15%, 5/1/2040	95	92
3.85%, 4/15/2045	80	63
RTX Corp.
5.15%, 2/27/2033	51	51
3.75%, 11/1/2046	130	99
		1,330
Automobiles — 0.1%
Hyundai Capital America
5.65%, 6/26/2026 (d)	340	344
4.55%, 9/26/2029 (d)	100	98
		442
Banks — 2.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (d) (e)	200	202

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (d) (e)	200	205
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	211
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (e)	200	203
5.44%, 7/15/2031	200	205
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	199	195
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	77	77
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	80	77
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	105	105
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	160	163
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	170	176
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	500	438
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	110	115
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	50	51
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	200	192
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (e)	64	64
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (d)	200	206
Barclays plc (United Kingdom)
(SOFR + 2.98%), 6.22%, 5/9/2034 (e)	200	208
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	200	201
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	365	370
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	200	204
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	200	202
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	200	205
BPCE SA (France) (SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	250	252
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	80	81
(SOFR + 1.34%), 4.63%, 9/11/2030 (e)	210	208
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	125	122
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	350	355
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	152	150
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	410	359
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	243
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	250	253
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	250	254
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	200	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	200	200
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (d)	224	228
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	155	159

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	745	697
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	200	202
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	70	71
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	110	110
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	193
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	270	260
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (e)	200	204
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (e)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	248	248
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (d)	255	261
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (e)	100	99
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	85	84
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	145	144
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	100	103
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	200	197
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	400	405
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	200	193
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (e)	200	204
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	400	400
5.25%, 2/19/2027 (d)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (d) (e)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	245	211
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	200	203
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (d) (e)	250	267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (d) (e)	200	204
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.24%, 4/15/2030	200	204
5.42%, 7/9/2031	250	257
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	55	57
5.30%, 1/30/2032	105	107
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (e)	65	66
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	85	92
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	45	44
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	60	61
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	193
Wells Fargo & Co.
4.30%, 7/22/2027	580	578

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	110	113
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	70	71
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	35	36
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	335	333
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	110	93
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (d)	200	204
		15,601
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	95	78
Biotechnology — 0.1%
AbbVie, Inc.
4.05%, 11/21/2039	200	175
4.25%, 11/21/2049	75	62
Amgen, Inc.
3.15%, 2/21/2040	170	130
3.00%, 1/15/2052	200	129
Gilead Sciences, Inc. 2.60%, 10/1/2040	283	202
		698
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	151
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	87	75
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	70	76
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	113	78
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	300	295
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	150	144
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	240	243
5.41%, 5/10/2029	150	154
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	688	686
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	440	425
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	100	106
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	205	207
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	425	423
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	185	180
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	100	86
Morgan Stanley
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	135	137
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	25	25
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	95	96
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	380	326
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	130	130

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Nasdaq, Inc. 5.55%, 2/15/2034	31	32
Nomura Holdings, Inc. (Japan) 6.07%, 7/12/2028	200	207
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (d) (e)	225	231
		4,287
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	276	285
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	220	231
5.04%, 3/25/2030 (d)	45	45
		276
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	150	150
2.45%, 10/29/2026	450	435
6.10%, 1/15/2027	150	153
3.00%, 10/29/2028	150	141
5.10%, 1/19/2029	150	151
Aircastle Ltd. 5.25%, 3/15/2030 (d)	150	150
American Express Co. (SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	105	106
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	290	291
2.13%, 2/21/2026 (d)	60	58
4.25%, 4/15/2026 (d)	10	10
4.38%, 5/1/2026 (d)	78	78
2.53%, 11/18/2027 (d)	383	359
4.95%, 1/15/2028 (d)	90	89
5.75%, 3/1/2029 (d)	72	73
5.75%, 11/15/2029 (d)	220	224
5.15%, 1/15/2030 (d)	140	139
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	70	72
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	85	72
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	202
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	135	135
5.15%, 3/17/2030 (d)	70	69
		3,157
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	50	49
5.50%, 9/15/2054	40	38
		87
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	99	96

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	40	32
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	146	125
WP Carey, Inc. 2.40%, 2/1/2031	71	62
		187
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
5.40%, 2/15/2034	50	51
3.50%, 6/1/2041	227	175
3.55%, 9/15/2055	152	103
Sprint Capital Corp. 6.88%, 11/15/2028	40	43
Verizon Communications, Inc.
5.05%, 5/9/2033	145	146
2.65%, 11/20/2040	79	55
		573
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	110	105
5.65%, 6/1/2054	60	59
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	292	298
DTE Electric Co. Series B, 3.25%, 4/1/2051	200	138
Duke Energy Corp. 6.10%, 9/15/2053	90	91
Duke Energy Florida LLC 5.95%, 11/15/2052	82	84
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	43	29
Edison International
5.75%, 6/15/2027	70	71
5.45%, 6/15/2029	155	153
Emera US Finance LP (Canada) 4.75%, 6/15/2046	92	76
Entergy Arkansas LLC 2.65%, 6/15/2051	36	21
Entergy Louisiana LLC
4.00%, 3/15/2033	67	62
2.90%, 3/15/2051	20	12
Entergy Mississippi LLC 5.00%, 9/1/2033	130	129
Evergy Metro, Inc. 4.95%, 4/15/2033	114	113
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	222	221
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	95	96
Evergy, Inc. 2.90%, 9/15/2029	175	162
Eversource Energy 3.38%, 3/1/2032	85	76
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	345	334
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	80	68
Fortis, Inc. (Canada) 3.06%, 10/4/2026	110	107
Interstate Power and Light Co.
4.95%, 9/30/2034	50	49
5.45%, 9/30/2054	55	52
ITC Holdings Corp.
2.95%, 5/14/2030 (d)	53	48

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.40%, 6/1/2033 (d)	200	201
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (d)	78	78
5.10%, 1/15/2035 (d)	35	35
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	34	27
MidAmerican Energy Co. 5.85%, 9/15/2054	50	51
Monongahela Power Co. 5.85%, 2/15/2034 (d)	40	41
Nevada Power Co. 6.00%, 3/15/2054	40	41
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	111	68
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	150	143
Northern States Power Co. 5.10%, 5/15/2053	130	120
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	40	39
2.45%, 12/2/2027 (d)	165	155
Ohio Power Co. 5.00%, 6/1/2033	95	94
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	96	94
Pacific Gas and Electric Co.
3.45%, 7/1/2025	75	75
2.95%, 3/1/2026	137	135
6.40%, 6/15/2033	109	114
5.80%, 5/15/2034	151	152
3.75%, 8/15/2042 (f)	41	30
4.30%, 3/15/2045	25	20
6.75%, 1/15/2053	45	47
5.90%, 10/1/2054	20	19
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	940	937
Series A-3, 5.54%, 7/15/2047	85	85
Series A-3, 5.53%, 6/1/2049	140	140
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	50	47
Series A-5, 5.10%, 6/1/2052	45	42
PPL Capital Funding, Inc. 5.25%, 9/1/2034	65	65
Public Service Co. of Oklahoma
5.25%, 1/15/2033	80	80
5.20%, 1/15/2035	25	25
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	69	67
Sierra Pacific Power Co. 5.90%, 3/15/2054	70	71
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	62	62
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	75
5.45%, 6/1/2031	150	152
Series C, 4.13%, 3/1/2048	54	41
5.88%, 12/1/2053	53	51
5.90%, 3/1/2055	40	38
Southern Co. (The) 5.20%, 6/15/2033	103	103

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Union Electric Co.
5.20%, 4/1/2034	130	131
3.90%, 4/1/2052	68	52
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	62	63
5.70%, 12/30/2034 (d)	40	40
		6,800
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	124	122
4.00%, 4/14/2032	400	374
		496
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	40	39
Fiserv, Inc. 5.15%, 8/12/2034	250	248
Global Payments, Inc. 3.20%, 8/15/2029	139	130
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (d)	230	233
Shell International Finance BV 3.13%, 11/7/2049	86	57
		707
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	112	108
J M Smucker Co. (The)
6.20%, 11/15/2033	40	43
6.50%, 11/15/2053	35	38
JBS USA Holding Lux SARL
3.75%, 12/1/2031	100	91
6.75%, 3/15/2034	93	100
JBS USA LUX Sarl 5.95%, 4/20/2035 (d)	40	41
Kraft Heinz Foods Co.
4.63%, 10/1/2039	85	77
4.38%, 6/1/2046	47	39
Mars, Inc.
5.00%, 3/1/2032 (d)	100	101
5.65%, 5/1/2045 (d)	170	170
Tyson Foods, Inc. 5.70%, 3/15/2034	70	72
		880
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	85	52
Southern California Gas Co. 6.35%, 11/15/2052	125	134
		186
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	60	60
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	72	63
CSX Corp. 3.80%, 11/1/2046	93	73
ERAC USA Finance LLC 5.20%, 10/30/2034 (d)	70	71

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Norfolk Southern Corp. 3.05%, 5/15/2050	90	59
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (d)	90	93
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	200	194
Uber Technologies, Inc. 4.80%, 9/15/2034	60	58
Union Pacific Corp. 3.55%, 8/15/2039	121	100
		771
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	27	25
DH Europe Finance II SARL 3.25%, 11/15/2039	46	36
Solventum Corp. 5.60%, 3/23/2034	127	129
		190
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	50	48
Banner Health 1.90%, 1/1/2031	100	86
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	65	45
Cencora, Inc. 5.13%, 2/15/2034	270	270
Cigna Group (The) 5.13%, 5/15/2031	220	223
CommonSpirit Health
1.55%, 10/1/2025	30	30
2.78%, 10/1/2030	65	58
3.91%, 10/1/2050	25	18
HCA, Inc.
5.60%, 4/1/2034	150	151
5.45%, 9/15/2034	75	74
5.75%, 3/1/2035	135	136
5.50%, 6/15/2047	60	55
3.50%, 7/15/2051	52	34
5.95%, 9/15/2054	45	43
6.10%, 4/1/2064	110	106
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	70	51
MyMichigan Health Series 2020, 3.41%, 6/1/2050	15	11
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	55	36
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	85	53
UnitedHealth Group, Inc.
5.70%, 10/15/2040	150	154
5.88%, 2/15/2053	40	41
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	160	103
		1,826
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	59
DOC DR LLC 2.63%, 11/1/2031	45	39
Healthcare Realty Holdings LP
3.10%, 2/15/2030	200	183
2.00%, 3/15/2031	166	140

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthpeak OP LLC 2.13%, 12/1/2028	121	111
Sabra Health Care LP 3.20%, 12/1/2031	80	69
		601
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	86	58
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	120	121
Constellation Energy Generation LLC 5.80%, 3/1/2033	14	15
Southern Power Co. 5.15%, 9/15/2041	115	108
		244
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	100	95
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	55	54
Prologis LP 5.25%, 3/15/2054	127	121
		175
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	170	168
Athene Global Funding 1.45%, 1/8/2026 (d)	205	200
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	65	50
Brown & Brown, Inc. 2.38%, 3/15/2031	168	144
CNO Global Funding 5.88%, 6/4/2027 (d)	250	256
Corebridge Global Funding 5.90%, 9/19/2028 (d)	70	73
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	136	87
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	50	51
F&G Global Funding 5.88%, 6/10/2027 (d)	100	102
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (d)	100	101
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	200	230
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	188	139
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (d)	75	69
5.16%, 5/28/2031 (d)	210	214
Principal Financial Group, Inc. 4.11%, 2/15/2028 (d)	100	98
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	40	33
3.30%, 5/15/2050 (d)	169	113
		2,128
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	90	91
5.40%, 8/15/2054	75	73
		164
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	115	87

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	47
3.50%, 6/1/2041	50	35
3.50%, 3/1/2042	30	20
3.70%, 4/1/2051	174	110
Comcast Corp.
3.25%, 11/1/2039	149	116
2.80%, 1/15/2051	204	123
5.35%, 5/15/2053	230	214
		665
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	80	81
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	100	102
2.50%, 9/1/2030 (d)	158	139
5.63%, 4/4/2034 (d)	80	80
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (d)	100	93
Steel Dynamics, Inc. 5.38%, 8/15/2034	150	151
		646
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	78	48
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	34	25
DTE Energy Co.
4.88%, 6/1/2028	100	100
5.10%, 3/1/2029	200	203
Engie SA (France) 5.63%, 4/10/2034 (d)	245	249
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	71
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	50	51
		793
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	113	98
Oil, Gas & Consumable Fuels — 0.6%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (d)	160	156
BP Capital Markets America, Inc. 2.77%, 11/10/2050	77	47
Cheniere Energy, Inc. 5.65%, 4/15/2034	60	61
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	39	39
5.68%, 1/15/2034 (d)	55	55
Columbia Pipelines Operating Co. LLC
5.44%, 2/15/2035 (d)	205	203
5.96%, 2/15/2055 (d)	140	136
ConocoPhillips Co. 5.50%, 1/15/2055	120	116
Coterra Energy, Inc.
3.90%, 5/15/2027	65	64

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.40%, 2/15/2035	100	98
Devon Energy Corp. 5.75%, 9/15/2054	105	96
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	55	58
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	62
5.63%, 4/5/2034	120	122
Energy Transfer LP
5.25%, 7/1/2029	150	152
5.00%, 5/15/2044 (f)	210	181
Enterprise Products Operating LLC
4.95%, 2/15/2035	180	178
4.45%, 2/15/2043	100	86
Exxon Mobil Corp. 3.00%, 8/16/2039	265	206
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (d)	55	43
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	245	241
3.45%, 10/15/2027 (d)	130	125
Kinder Morgan, Inc.
5.00%, 2/1/2029	144	145
7.80%, 8/1/2031	130	148
MPLX LP
5.50%, 6/1/2034	130	130
4.50%, 4/15/2038	86	76
5.95%, 4/1/2055	50	48
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	80	70
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20	20
Occidental Petroleum Corp.
5.20%, 8/1/2029	45	45
5.38%, 1/1/2032	45	44
ONEOK, Inc. 4.75%, 10/15/2031	185	181
Plains All American Pipeline LP 5.95%, 6/15/2035	105	107
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (d)	35	35
5.03%, 10/1/2029 (d)	35	35
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	175	128
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	200	204
Williams Cos., Inc. (The)
5.60%, 3/15/2035	75	76
6.00%, 3/15/2055	20	20
		4,037
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	71	66
Personal Care Products — 0.1%
Haleon US Capital LLC 3.38%, 3/24/2029	250	239
Kenvue, Inc. 5.20%, 3/22/2063	80	75
		314

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	20	22
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	90	80
3.70%, 3/15/2052	67	49
5.55%, 2/22/2054	10	10
Eli Lilly & Co. 5.00%, 2/9/2054	190	178
Merck & Co., Inc.
2.35%, 6/24/2040	133	93
4.00%, 3/7/2049	20	16
2.90%, 12/10/2061	15	9
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	145	138
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	400	263
		858
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	62
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	41
UDR, Inc.
2.10%, 8/1/2032	167	136
1.90%, 3/15/2033	40	31
		208
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	65
2.50%, 8/16/2031	40	34
NNN REIT, Inc.
5.60%, 10/15/2033	50	51
5.50%, 6/15/2034	50	50
Realty Income Corp. 1.80%, 3/15/2033	115	90
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	272	270
		560
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom, Inc.
1.95%, 2/15/2028 (d)	210	195
5.15%, 11/15/2031	190	193
4.55%, 2/15/2032	108	105
3.19%, 11/15/2036 (d)	87	71
Intel Corp.
3.73%, 12/8/2047	40	28
3.25%, 11/15/2049	55	35
3.05%, 8/12/2051	55	32
5.70%, 2/10/2053	51	47
KLA Corp. 3.30%, 3/1/2050	172	119
NXP BV (China)
5.00%, 1/15/2033	50	49

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.25%, 5/11/2041	135	99
Texas Instruments, Inc. 5.05%, 5/18/2063	185	170
		1,143
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	145	142
Intuit, Inc. 5.50%, 9/15/2053	30	30
Oracle Corp.
3.80%, 11/15/2037	310	261
3.60%, 4/1/2050	60	42
Synopsys, Inc.
5.00%, 4/1/2032	150	150
5.70%, 4/1/2055	105	104
VMware LLC
1.40%, 8/15/2026	154	147
4.70%, 5/15/2030	143	142
		1,018
Specialized REITs — 0.1%
American Tower Corp. 1.88%, 10/15/2030	421	360
Crown Castle, Inc. 5.80%, 3/1/2034	50	51
Equinix, Inc. 2.90%, 11/18/2026	122	119
Extra Space Storage LP
5.90%, 1/15/2031	80	83
2.40%, 10/15/2031	110	94
		707
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	100	101
Home Depot, Inc. (The) 3.63%, 4/15/2052	60	44
		145
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	124
2.70%, 8/5/2051	120	76
Dell International LLC 5.30%, 4/1/2032	230	232
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	180	175
		607
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	145	122
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	157
4.39%, 8/15/2037	110	97
		376
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	80	80

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200	193
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	220
3.40%, 10/15/2052	125	85
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	100	95
		400
Total Corporate Bonds (Cost $58,512)		55,739
Mortgage-Backed Securities — 7.4%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	495	454
Pool # WA1626, 3.45%, 8/1/2032	383	358
Pool # WN3225, 3.80%, 10/1/2034	250	234
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	196	183
Pool # QA9530, 2.50%, 5/1/2050	167	142
Pool # QB4026, 2.50%, 10/1/2050	483	409
Pool # QB4045, 2.50%, 10/1/2050	308	261
Pool # QB4484, 2.50%, 10/1/2050	203	172
Pool # QB4542, 2.50%, 10/1/2050	208	177
Pool # QB8503, 2.50%, 2/1/2051	314	264
Pool # SD4767, 2.50%, 2/1/2051	448	378
Pool # QC9443, 2.50%, 10/1/2051	227	191
Pool # SD0781, 3.00%, 11/1/2051 (g)	604	527
Pool # QD5778, 3.00%, 1/1/2052	243	213
Pool # SD5768, 3.00%, 1/1/2052	785	688
Pool # QD7596, 2.50%, 2/1/2052	705	592
Pool # RA6808, 3.00%, 2/1/2052	334	292
Pool # SD3952, 2.50%, 3/1/2052	478	403
Pool # QE1637, 4.00%, 5/1/2052	93	88
Pool # QE1832, 4.50%, 5/1/2052	115	112
Pool # QH9763, 6.00%, 1/1/2054	155	159
Pool # QH9845, 6.00%, 2/1/2054	702	720
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	244	247
Pool # BK2113, 2.50%, 3/1/2050	154	129
Pool # CA5658, 2.50%, 5/1/2050	50	42
Pool # FM3118, 3.00%, 5/1/2050	149	132
Pool # BP8608, 2.50%, 6/1/2050	101	85
Pool # BP9250, 2.50%, 7/1/2050	453	383
Pool # CA6635, 2.50%, 8/1/2050	167	141
Pool # FP0059, 2.50%, 8/1/2050	338	283
Pool # BP6749, 2.50%, 9/1/2050	470	395
Pool # BQ2894, 3.00%, 9/1/2050	233	205
Pool # BQ3996, 2.50%, 10/1/2050	201	170

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ5243, 3.50%, 10/1/2050	113	103
Pool # CA7398, 3.50%, 10/1/2050	270	246
Pool # BP7667, 2.50%, 12/1/2050	248	211
Pool # CA8637, 4.00%, 1/1/2051	598	565
Pool # CB0189, 3.00%, 4/1/2051	97	85
Pool # CB0458, 2.50%, 5/1/2051	163	137
Pool # FS7655, 2.50%, 5/1/2051	437	367
Pool # FM7916, 2.50%, 6/1/2051	148	125
Pool # FM7957, 2.50%, 7/1/2051	952	804
Pool # CB1301, 2.50%, 8/1/2051	244	205
Pool # FM8247, 2.50%, 8/1/2051	134	114
Pool # FS4624, 2.50%, 11/1/2051	122	102
Pool # FS2559, 3.00%, 12/1/2051	449	392
Pool # BV4831, 3.00%, 2/1/2052	150	130
Pool # FS7749, 3.00%, 2/1/2052	419	368
Pool # BV0295, 3.50%, 2/1/2052	336	309
Pool # BV4924, 3.00%, 4/1/2052	678	595
Pool # BV6743, 4.50%, 5/1/2052	115	113
Pool # BV9515, 6.00%, 6/1/2052	136	139
Pool # BY4714, 5.00%, 6/1/2053	359	353
Pool # BY9327, 6.00%, 11/1/2053	364	371
Pool # DA7753, 5.50%, 1/1/2054	111	112
Pool # DA0425, 6.00%, 2/1/2054	147	150
Pool # DA7754, 6.00%, 2/1/2054	622	638
Pool # CB8334, 5.50%, 4/1/2054	519	520
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	218	220
Pool # AM3010, 5.07%, 3/1/2028	195	199
Pool # BL8639, 1.09%, 4/1/2028	231	210
Pool # BS6144, 3.97%, 1/1/2029	490	483
Pool # AM5319, 4.34%, 1/1/2029	178	177
Pool # BS8149, 4.97%, 9/1/2029	300	307
Pool # BS0448, 1.27%, 12/1/2029	427	371
Pool # BL9748, 1.60%, 12/1/2029	135	119
Pool # AN7593, 2.99%, 12/1/2029	123	115
Pool # BL9252, 1.37%, 3/1/2030	143	124
Pool # AN8285, 3.11%, 3/1/2030	128	121
Pool # BS0154, 1.28%, 4/1/2030	93	80
Pool # AM8544, 3.08%, 4/1/2030	56	53
Pool # BL9251, 1.45%, 10/1/2030	346	298
Pool # BL4885, 2.55%, 10/1/2030	157	143
Pool # AM4789, 4.18%, 11/1/2030	81	81
Pool # BL9891, 1.37%, 12/1/2030	237	202
Pool # BS0025, 1.38%, 12/1/2030	535	461
Pool # BL9494, 1.46%, 12/1/2030	95	81
Pool # BS7290, 5.64%, 2/1/2031	492	517
Pool # BS6203, 4.26%, 4/1/2031	195	192
Pool # BS8442, 4.74%, 4/1/2031	640	648

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS2915, 1.87%, 5/1/2031	80	69
Pool # BS6802, 4.93%, 6/1/2031	539	548
Pool # BS8688, 4.68%, 8/1/2031	293	295
Pool # BS8686, 4.68%, 11/1/2031	290	292
Pool # BS4563, 2.01%, 1/1/2032	95	82
Pool # BS5580, 3.68%, 1/1/2032	370	352
Pool # BM7037, 1.76%, 3/1/2032 (h)	449	378
Pool # BS4654, 2.39%, 3/1/2032	330	290
Pool # BL5680, 2.44%, 3/1/2032	425	374
Pool # AN5952, 3.01%, 7/1/2032	127	117
Pool # AN6149, 3.14%, 7/1/2032	595	544
Pool # BS5530, 3.30%, 7/1/2032	564	520
Pool # BS6345, 3.91%, 8/1/2032	165	158
Pool # BZ0884, 5.37%, 9/1/2032	472	492
Pool # BM3226, 3.45%, 10/1/2032 (h)	574	541
Pool # BS6822, 3.81%, 10/1/2032	320	305
Pool # BS8528, 4.31%, 10/1/2032	670	658
Pool # BS6872, 4.41%, 10/1/2032	105	104
Pool # BS6926, 4.51%, 10/1/2032	145	145
Pool # BS6928, 4.55%, 10/1/2032	115	115
Pool # BS6915, 4.60%, 10/1/2032	343	342
Pool # BS6954, 4.93%, 10/1/2032	257	262
Pool # BM6491, 1.46%, 11/1/2032 (h)	601	489
Pool # BM6492, 1.51%, 11/1/2032 (h)	756	617
Pool # BS6819, 4.12%, 11/1/2032	375	365
Pool # BS6985, 4.92%, 11/1/2032	600	612
Pool # BS7090, 4.45%, 12/1/2032	613	610
Pool # BS7113, 4.90%, 12/1/2032	114	117
Pool # AN7923, 3.33%, 1/1/2033	250	230
Pool # BS8428, 4.41%, 1/1/2033	600	592
Pool # BS7398, 4.74%, 2/1/2033	285	287
Pool # BS5357, 3.41%, 3/1/2033	275	253
Pool # AN9067, 3.51%, 5/1/2033	140	131
Pool # BS8416, 4.56%, 5/1/2033	210	210
Pool # AN9752, 3.65%, 7/1/2033	615	579
Pool # BS5511, 3.45%, 8/1/2033	359	331
Pool # AN9753, 3.65%, 8/1/2033	450	424
Pool # BS5127, 3.15%, 9/1/2033	215	193
Pool # BS4197, 2.14%, 12/1/2033	244	205
Pool # BL1012, 4.03%, 12/1/2033	130	125
Pool # BL0900, 4.08%, 2/1/2034	100	97
Pool # BZ0430, 4.32%, 2/1/2034	220	215
Pool # AN0375, 3.76%, 12/1/2035	215	203
Pool # AN4430, 3.61%, 1/1/2037	188	180
Pool # BF0105, 4.00%, 6/1/2056	234	218
Pool # BF0107, 4.50%, 6/1/2056	177	171
Pool # BF0118, 4.50%, 6/1/2056	233	225
Pool # BF0125, 4.00%, 7/1/2056	203	189

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0189, 3.00%, 6/1/2057	525	453
Pool # BF0219, 3.50%, 9/1/2057	466	419
Pool # BF0230, 5.50%, 1/1/2058	470	484
Pool # BF0497, 3.00%, 7/1/2060	225	194
Pool # BF0537, 3.00%, 3/1/2061	443	375
Pool # BF0561, 3.00%, 9/1/2061	540	457
Pool # BF0578, 2.50%, 12/1/2061	1,130	914
Pool # BF0732, 2.50%, 6/1/2063	608	495
Pool # BF0733, 3.00%, 6/1/2063	546	465
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 4/25/2055 (g)	1,095	910
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	295	270
Pool # BR3929, 3.50%, 10/20/2050	190	174
Pool # BW1726, 3.50%, 10/20/2050	217	199
Pool # BS8546, 2.50%, 12/20/2050	555	469
Pool # BR3928, 3.00%, 12/20/2050	271	244
Pool # BU7538, 3.00%, 12/20/2050	176	158
Pool # 785294, 3.50%, 1/20/2051	537	485
Pool # CA8452, 3.00%, 2/20/2051	781	697
Pool # CB1543, 3.00%, 2/20/2051	537	476
Pool # CA3588, 3.50%, 2/20/2051	572	523
Pool # CB1536, 3.50%, 2/20/2051	595	547
Pool # CB1542, 3.00%, 3/20/2051	345	305
Pool # CC0070, 3.00%, 3/20/2051	88	80
Pool # CC8726, 3.00%, 3/20/2051	111	99
Pool # CC8738, 3.00%, 3/20/2051	153	136
Pool # CC8723, 3.50%, 3/20/2051	713	653
Pool # CC0088, 4.00%, 3/20/2051	30	28
Pool # CC0092, 4.00%, 3/20/2051	71	67
Pool # CC8727, 3.00%, 4/20/2051	181	160
Pool # CC8739, 3.00%, 4/20/2051	501	443
Pool # CC8740, 3.00%, 4/20/2051	413	366
Pool # CC8751, 3.00%, 4/20/2051	89	79
Pool # CA3563, 3.50%, 7/20/2051	323	300
Pool # CE2586, 3.50%, 7/20/2051	460	421
Pool # CK1527, 3.50%, 12/20/2051	344	317
Pool # CJ8184, 3.50%, 1/20/2052	365	334
Pool # CK2660, 3.00%, 2/20/2052	183	162
Pool # CK2716, 3.50%, 2/20/2052	287	260
Pool # CI8525, 5.00%, 2/20/2052	387	381
Pool # CK8295, 5.00%, 3/20/2052	181	178
Pool # CN3127, 5.00%, 8/20/2052	167	164
Pool # CO4960, 5.00%, 8/20/2052	275	271
Pool # CU6748, 6.00%, 9/20/2053	356	365
Pool # DA2721, 5.50%, 3/20/2054	148	149
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	165	161
Pool # CU1093, 5.50%, 6/20/2063	122	121

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CV1712, 5.50%, 6/20/2063	115	114
Pool # CU1092, 6.00%, 6/20/2063	161	163
Pool # 785183, 2.93%, 10/20/2070 (h)	329	303
Total Mortgage-Backed Securities (Cost $55,645)		52,524
Asset-Backed Securities — 3.5%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	66	61
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.57%, 12/18/2037 (d) (h)	62	61
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	315	302
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	228	217
Series 2016-3, Class AA, 3.00%, 10/15/2028	159	151
Series 2017-2, Class A, 3.60%, 10/15/2029	324	303
Series 2021-1, Class B, 3.95%, 7/11/2030	260	245
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	270	273
Series 2024-3, Class D, 6.04%, 7/12/2030 (d)	735	749
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	250	248
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	100	99
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	335	329
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	140	137
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	120	115
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (d) (f)	510	489
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (f)	280	265
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	215	200
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	86	82
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	250	252
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	200	204
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	470	443
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	395	401
Series 2024-1, Class D, 6.03%, 11/15/2029	225	229
Series 2024-2, Class C, 6.07%, 2/15/2030	375	382
Series 2025-1, Class D, 5.64%, 11/15/2030	520	525
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	127	124
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	547	543
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	58	54
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	317	282
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	236	239
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	205	206
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	235	237
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	210	216
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	540	561

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-3A, Class B, 4.85%, 11/15/2034 (d)	425	424
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	31	29
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	205	199
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	185	174
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	17	17
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	53	52
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	120	122
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	165	169
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	116	110
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	130	132
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	170	175
Series 2024-1A, Class D, 5.84%, 6/17/2030	200	201
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	224	227
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	108	109
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	420	402
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	140	138
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	265	250
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	218	227
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	316	315
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	203	207
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	247	251
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	403	383
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	231	210
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (d)	169	171
Series 2024-2, Class B1, 5.44%, 10/20/2032 (d)	211	211
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	150	143
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (d)	345	356
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	425	407
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	159	150
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	101	102
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	116	115
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	93	90
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	254	248
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	335	328
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	185	189
Series 2024-2A, Class C, 5.90%, 7/20/2032 (d)	465	473
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	120	114

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	398	388
Series 2025-A, Class B, 5.30%, 2/8/2033 (d)	100	100
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	18	18
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	345	317
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (d) (h)	105	105
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (d)	275	254
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	205	186
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	465	416
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	889	885
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	100	93
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	110	99
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	185	187
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (d)	155	157
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	58	57
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	353	349
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	200	203
Santander Drive Auto Receivables Trust Series 2023-6, Class C, 6.40%, 3/17/2031	135	140
SCF Equipment Leasing LLC
Series 2024-1A, Class D, 6.58%, 6/21/2033 (d)	150	154
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	235	242
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	430	436
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	33	32
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	83	84
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	86	87
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	347	362
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (d)	334	339
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	175	177
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	180	179
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	150	148
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	46	46
Series 2019-2, Class B, 3.50%, 5/1/2028	92	89
Series 2018-1, Class A, 3.70%, 3/1/2030	177	166
Series 2024-1, Class AA, 5.45%, 2/15/2037	287	290
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	4	4
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (d) (f)	10	10
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (d) (f)	109	109
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (d) (f)	134	134
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (d) (f)	86	86
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (f)	73	73
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (d) (f)	113	113
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (d) (f)	131	131

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	58	57
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	202	205
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	270	277
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	307
Total Asset-Backed Securities (Cost $25,079)		25,135
Collateralized Mortgage Obligations — 1.8%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.04%, 7/25/2043 (d) (h)	245	251
CSMC Trust Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (d) (h)	288	287
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (d) (h)	190	186
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	155	142
Series 2019-1, Class M55D, 4.00%, 7/25/2058	166	155
Series 2019-2, Class M55D, 4.00%, 8/25/2058	207	194
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	359	322
Series 2023-1, Class MT, 3.00%, 10/25/2062	374	314
Series 2024-2, Class MT, 3.50%, 5/25/2064	368	325
FHLMC, REMIC
Series 4065, Class QB, 3.00%, 6/15/2042	240	218
Series 4257, Class DZ, 2.50%, 10/15/2043	971	835
Series 4672, Class QB, 3.50%, 4/15/2047	300	271
Series 4910, Class LZ, 3.00%, 9/25/2049	473	296
Series 5174, Class IG, IO, 3.00%, 1/25/2050	1,509	195
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,518	309
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,379	194
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	117	122
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	42	42
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	103	100
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	214
Series 2018-52, Class PZ, 4.00%, 7/25/2048	155	144
Series 2019-54, Class KC, 2.50%, 9/25/2049	107	99
Series 2022-4, Class TA, 1.00%, 4/25/2051	275	219
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,552	330
Series 2025-18, Class MA, 0.50%, 9/25/2054	610	499
Series 2018-75, Class UZ, 4.00%, 10/25/2058	823	767
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	229	233
GNMA
Series 2021-73, Class ZY, 3.00%, 4/20/2051	521	305
Series 2022-105, Class SG, IF, IO, 1.71%, 6/20/2052 (h)	977	96
Series 2024-64, Class YH, 5.00%, 4/20/2054	655	636
Series 2015-H11, Class FC, 4.97%, 5/20/2065 (h)	86	86
Series 2021-H14, Class YD, 7.34%, 6/20/2071 (h)	377	333
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 ‡ (d) (h)	725	725
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (f)	145	145
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (f)	285	284
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (f)	355	357

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (f)	1,070	1,081
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (f)	745	743
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (f)	165	164
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (f)	180	180
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	670	578
Total Collateralized Mortgage Obligations (Cost $13,348)		12,976
Commercial Mortgage-Backed Securities — 0.7%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	230	221
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.14%, 7/25/2041 (d) (h)	197	193
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	273	265
Series K754, Class AM, 4.94%, 11/25/2030 (h)	215	220
Series K-1510, Class A2, 3.72%, 1/25/2031	115	111
Series KJ45, Class A2, 4.66%, 1/25/2031	550	554
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	270	256
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (h)	515	441
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (h)	262	257
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (h)	295	293
Series 2024-M2, Class A2, 3.75%, 8/25/2033	825	774
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	7	7
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (h)	509	35
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (h)	210	196
Series 2015-K48, Class C, 3.64%, 8/25/2048 (d) (h)	15	15
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (h)	165	163
Series 2017-K67, Class C, 3.95%, 9/25/2049 (d) (h)	330	322
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.34%, 11/25/2053 (d) (h)	277	288
Series 2024-01, Class M7, 7.09%, 7/25/2054 (d) (h)	140	141
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	130	131
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	360	309
Total Commercial Mortgage-Backed Securities (Cost $5,302)		5,192
Foreign Government Securities — 0.1%
Republic of Chile 2.55%, 1/27/2032	200	173
Republic of Peru 2.78%, 12/1/2060	49	27
United Mexican States
3.50%, 2/12/2034	228	187
6.00%, 5/7/2036	200	193
6.88%, 5/13/2037	200	205
Total Foreign Government Securities (Cost $880)		785

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bond Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $65)	65	66
	SHARES (000)
Short-Term Investments — 5.6%
Investment Companies — 5.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (j) (Cost $39,929)	39,929	39,929
Total Investments — 100.5% (Cost $637,562)		717,993
Liabilities in Excess of Other Assets — (0.5)%		(3,511)
NET ASSETS — 100.0%		714,482

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2025.
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of March 31, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	61	06/18/2025	USD	6,796	55
U.S. Treasury 10 Year Ultra Note	70	06/18/2025	USD	8,009	75
U.S. Treasury Long Bond	9	06/18/2025	USD	1,060	— (a)
U.S. Treasury 2 Year Note	24	06/30/2025	USD	4,974	15
U.S. Treasury 5 Year Note	14	06/30/2025	USD	1,516	— (a)
					145
Short Contracts
U.S. Treasury Ultra Bond	(4)	06/18/2025	USD	(492)	2
					147

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$24,468	$667	$25,135
Collateralized Mortgage Obligations	—	12,251	725	12,976
Commercial Mortgage-Backed Securities	—	5,192	—	5,192
Corporate Bonds	—	55,739	—	55,739
Exchange-Traded Funds	156,898	—	—	156,898
Foreign Government Securities	—	785	—	785
Investment Companies	300,449	—	—	300,449
Mortgage-Backed Securities	—	52,524	—	52,524
Municipal Bonds	—	66	—	66
U.S. Treasury Obligations	—	68,300	—	68,300
Short-Term Investments
Investment Companies	39,929	—	—	39,929
Total Investments in Securities	$497,276	$219,325	$1,392	$717,993
Appreciation in Other Financial Instruments
Futures Contracts	$147	$—	$—	$147
Depreciation in Other Financial Instruments
Futures Contracts	$— (a)	$—	$—	$— (a)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$147	$—	$—	$147

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$12,242	$2,601	$1,726	$23	$65	$13,205	251	$280	$—
JPMorgan BetaBuilders International Equity ETF (a)	63,801	19,916	15,769	155	2,825	70,928	1,153	1,324	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,430	1,207	1,351	135	363	5,784	61	130	— (b)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	27,408	15,336	43,153	111	298	—	—	942	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	18,198	6,571	5,578	542	307	20,040	223	214	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	10,034	4,391	3,549	410	(196)	11,090	183	111	— (b)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	8,606	1,482	10,165	1	76	—	—	538	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	68,855	15,077	10,678	(1,026)	2,415	74,643	10,310	2,852	—

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	$11,806	$2,667	$1,831	$27	$211	$12,880	2,077	$673	$—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	12,417	2,730	2,139	30	166	13,204	782	325	—
JPMorgan Equity Index Fund Class R6 Shares (a)	144,220	31,748	28,819	3,001	2,269	152,419	1,810	1,503	—
JPMorgan High Yield Fund Class R6 Shares (a)	34,834	18,035	6,118	58	494	47,303	7,322	2,165	—
JPMorgan Inflation Managed Bond ETF (a)	32,853	5,343	3,483	(96)	1,234	35,851	745	1,067	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (c)	24,908	119,531	104,510	—	—	39,929	39,929	1,340	—
Total	$475,612	$246,635	$238,869	$3,371	$10,527	$497,276		$13,464	$— (b)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2025.